Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
(Loss) profit before tax	$ (20,168,150)	$ 1,109,725	$ 1,035,595
Adjustments to reconcile (loss) profit
Depreciation expenses of property, plant, and equipment	183,776	135,686	250,228
Depreciation expenses of right-of-use assets	184,816	203,138	718,635
Amortization expenses of intangible assets	20,898	16,122	17,655
Allowance for expected credit loss	19,247,269	(8,365)	81,842
Provision (reversal) for allowance for valuation loss of inventories	19,513	11,324	(37,569)
Share-based payment	87,808	131,712	131,712
Interest income	(145,953)	(264,610)	(336,375)
Interest expense	373,489	402,931	808,681
Changes in operating assets
Accounts receivable	(2,632,807)	1,022,077	1,700,993
Accounts receivable – related parties		(5,029,583)
Other receivables	136,032	12,374	266,750
Inventories	(494,201)	(379,402)	363,974
Prepayments	210,128	(266,049)	102,062
Other current asset			(1,083,570)
Other non-current assets			1,697,807
Changes in operating liabilities
Contract liabilities	(46,880)	(168,424)	(367,315)
Accounts payable	(28,613)	15,800	193,767
Other payables	137,694	280,537	(1,713,448)
Other current liabilities	(14,768)	(144,383)	3,700,296
Cash flows (used in) from operations	(2,929,949)	(2,919,390)	7,531,720
Interest received	145,953	264,610	336,375
Interest paid	(369,793)	(402,931)	(808,681)
Income tax paid	(5,248)	(15)	(20,764)
Net cash flows (used in) from operating activities	(3,159,037)	(3,057,726)	7,038,650
Cash flows from investing activities
Decrease (increase) in financial assets at amortized cost	119,258	(213,142)	234,394
(Increase) decrease in guarantee deposits	(8,974)	491,940	303,686
Repayment from (advances to) related parties	526,882	201,299	(9,028,904)
Advances to investee under financial assets at fair value through other comprehensive income	(3,771,038)
Acquisition of property, plant and equipment	(205,649)	(25,225)	(93,510)
Acquisition of intangible assets	(180,796)	(6,937)	(16,812)
Proceeds from disposal of land use rights			1,093,203
Proceeds from disposal of subsidiaries		1,363,127	1,744,168
Acquisition of financial assets at fair value through other comprehensive (loss) income			(2,807,668)
Net cash flows (used in) from investing activities	(3,520,317)	1,811,062	(8,571,443)
Cash flows from financing activities
Proceeds from short-term bank loans		2,034,824	636,035
Proceeds from short-term loans from a related party	8,249,052
Payments on short-term bank loans	(5,868,457)
Payment on lease liabilities	(180,327)	(205,321)	(206,147)
Proceeds from long-term bank loans	1,070,449	482,284	642,467
Payments for long-term bank loans	(411,018)	(421,063)	(709,416)
Proceeds from issuance of shares	4,890,000
Deferred IPO Cost	(1,163,807)	(480,251)	(1,143,376)
Net cash flows from (used in) financing activities	6,585,892	1,410,473	(780,437)
Effect of foreign exchange rate changes	(457,975)	(74,165)	(76,416)
Net (decrease) increase in cash	(551,437)	89,644	(2,389,646)
Cash and cash equivalents at beginning of year	649,106	559,462	2,949,108
Cash and cash equivalents at end of year	$ 97,669	$ 649,106	$ 559,462